TDCC Consolidated Statements of Income Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales	$ 49,604	$ 43,730	$ 36,264
Cost of sales	41,074	36,350	30,053
Research and development expenses	800	803	746
Selling, general and administrative expenses	1,782	1,795	1,800
Amortization of intangibles	469	400	316
Restructuring, goodwill impairment and asset related charges - net	221	2,739	579
Integration and separation costs	1,179	798	349
Asbestos-related charge	0	0	1,113
Equity in earnings of nonconsolidated affiliates	555	394	187
Sundry income (expense) - net	96	(154)	517
Interest income	82	66	75
Interest expense and amortization of debt discount	1,063	914	827
Income from continuing operations before income taxes	3,749	237	1,260
Provision (credit) for income taxes on continuing operations	809	1,524	(218)
Income (loss) from continuing operations, net of tax	2,940	(1,287)	1,478
Income from discontinued operations, net of tax	1,835	1,882	2,926
Net income	4,775	595	4,404
Net income attributable to noncontrolling interests	134	130	86
Net income attributable to The Dow Chemical Company	4,641	465	4,318
Preferred stock dividends	0	0	340
Net income available for The Dow Chemical Company common stockholder	4,641	465	3,978
The Dow Chemical Company [Domain]
Net sales	49,604	43,730	36,264
Cost of sales	41,074	36,350	30,053
Research and development expenses	800	803	746
Selling, general and administrative expenses	1,782	1,795	1,800
Amortization of intangibles	469	400	316
Restructuring, goodwill impairment and asset related charges - net	221	2,739	579
Integration and separation costs	1,179	798	349
Asbestos-related charge	0	0	1,113
Equity in earnings of nonconsolidated affiliates	555	394	187
Sundry income (expense) - net	96	(154)	517
Interest income	82	66	75
Interest expense and amortization of debt discount	1,063	914	827
Income from continuing operations before income taxes	3,749	237	1,260
Provision (credit) for income taxes on continuing operations	809	1,524	(218)
Income (loss) from continuing operations, net of tax	2,940	(1,287)	1,478
Income from discontinued operations, net of tax	1,835	1,882	2,926
Net income	4,775	595	4,404
Net income attributable to noncontrolling interests	134	130	86
Net income attributable to The Dow Chemical Company	4,641	465	4,318
Preferred stock dividends	0	0	340
Net income available for The Dow Chemical Company common stockholder	$ 4,641	$ 465	$ 3,978